Shareholder Report, Holdings (Details) - Capital Group Core Balanced ETF	Jun. 30, 2025
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.42%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.53%
Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Short-Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%